Document and Entity Information	Aug. 12, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 12, 2022
Entity Registrant Name	Akumin Inc.
Entity Incorporation, State or Country Code	A6
Entity File Number	001-39479
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	8300 W. Sunrise Boulevard
Entity Address, City or Town	Plantation
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33322
City Area Code	844
Local Phone Number	730-0050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	AKU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001776197
Amendment Flag	false